Pay vs Performance Disclosure pure in Millions	4 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following pay versus performance (“PVP”) disclosure is new this year, as required by rules adopted by the SEC in 2022. The following Pay Versus Performance table (“PVP Table”) provides SEC-required information about compensation for 2022 for this Proxy Statement’s NEOs, as well as our named executive officers identified in each of our 2022 and 2021 Proxy Statements (each of 2020, 2021 and 2022, a “Covered Year”). We refer to all of the NEOs covered in the PVP Table below, collectively, as the “PVP NEOs”. The PVP Table also provides information about the results for certain measures of financial performance during those same Covered Years. In reviewing this information, there are a few important things we believe you should consider:
•
The information in columns (b) and (d) of the PVP Table comes directly from this year’s or prior years’ Summary Compensation Tables, without adjustment;

•
As required by the SEC’s PVP rules, we describe the information in columns (c) and (e) of the PVP Table as “compensation actually paid” (“Compensation Actually Paid” or “CAP”) to the applicable PVP NEOs. However, these CAP amounts may not necessarily reflect the final compensation that our PVP NEOs actually earned or “walked away with” for their service in the Covered Years, respectively; and

•
As required by the SEC’s PVP rules, we provide information in the PVP Table below about our absolute cumulative total shareholder return (“TSR”) results, cumulative TSR results for a peer group of companies identified in the footnotes to the PVP Table, and our U.S. GAAP net income results (the “External Measures”) during the Covered Years. We did not, however, actually base any compensation decisions for the PVP NEOs on, or directly link any PVP NEO pay to, these particular External Measures because the External Measures were not the same metrics used in our short-term or long-term incentive plans during the Covered Years. In addition, the peer group used for purposes of this PVP Table disclosure is substantially different than the comparator companies against which we evaluate relative TSR performance for our PVP NEOs for purposes of our Performance Units awards, as described above in our Compensation Discussion and Analysis. As a result, we did not design our PVP NEO compensation to move in tandem with improving, declining or steady achievement in these External Measures.

Due to the use and weighting of the Adjusted EBITDA performance measure in our annual cash incentive program for 2022, we have determined that, pursuant to the SEC’s PVP rules, Adjusted EBITDA should be designated as the “Company-Selected Measure” to be included in the far right column of the PVP Table below because we believe it is the most important financial measure that demonstrates how we sought to link 2022 PVP NEO CAP to our company performance.
Pay Versus Performance
						Value of Initial Fixed $100 Investment based on (4):
Year (a)	Summary Compensation Table Total for Thomas W. Hill(1) ($)(b)	Summary Compensation Table Total for Anne P. Noonan(1) ($)(b)	Compensation Actually Paid to Thomas W. Hill(1)(2)(3) ($)(c)	Compensation Actually Paid to Anne P. Noonan(1)(2)(3) ($)(c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)(e)	Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)	Net Income ($ Millions) (h)	Adjusted EBITDA(5) ($ Millions) (i)
2022	—	$5,138,466	—	$1,084,330	$1,500,850	$797,066	$121.11	$124.69	$272.1	$491.5
2021	—	$6,296,104	—	$10,468,479	$1,591,106	$2,819,082	$168.37	$153.55	$154.3	$520.1
2020	$8,262,897	$3,977,720	$4,860,551	$4,092,817	$2,025,478	$1,527,032	$84.23	$103.60	$141.2	$482.3

(1)
Mr. Hill was our PEO in 2020 until September 2020. Ms. Noonan became our PEO in September 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Brian J. Harris	Brian J. Harris	Brian J. Harris
Michael J. Brady	Karli S. Anderson	Karli S. Anderson
Anne Lee Benedict	Christopher B. Gaskill	Christopher B. Gaskill
	Deon MacMillan	Kekin Ghelani

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and may not necessarily reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas W. Hill ($)	Exclusion of Stock Awards for Thomas W. Hill ($)	Inclusion of Equity Values for Thomas W Hill ($)	Compensation Actually Paid to Thomas W. Hill ($)
2020	8,262,897	(5,672,018)	2,269,672	4,860,551
Year	Summary Compensation Table Total for Anne P. Noonan ($)	Exclusion of Stock Awards for Anne P. Noonan ($)	Inclusion of Equity Values for Anne P. Noonan ($)	Compensation Actually Paid to Anne P. Noonan ($)
2022	5,138,466	(2,860,842)	(1,193,294)	1,084,330
2021	6,296,104	(3,906,392)	8,078,767	10,468,479
2020	3,977,720	(2,660,726)	2,775,823	4,092,817
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,500,850	(719,792)	16,008	797,066
2021	1,591,106	(763,654)	1,991,630	2,819,082
2020	2,025,478	(1,039,585)	541,139	1,527,032
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas W. Hill ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas W. Hill ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas W. Hill ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas W. Hill ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas W. Hill ($)	Total— Inclusion of Equity Values for Thomas W. Hill ($)
2020	4,917,160	(2,240,702)	—	(406,786)	—	2,269,672
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Anne P. Noonan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Anne P. Noonan ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Anne P. Noonan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Anne P. Noonan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Anne P. Noonan ($)	Total— Inclusion of Equity Values for Anne P. Noonan ($)
2022	2,734,275	(3,460,061)	—	(467,508)	—	(1,193,294)
2021	4,834,104	2,987,922	—	256,741	—	8,078,767
2020	2,775,823	—	—	—	—	2,775,823
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	693,027	(383,239)	—	(293,780)	—	16,008
2021	955,135	831,572	—	204,924	—	1,991,630
2020	1,108,020	(474,719)	—	(92,162)	—	541,139

(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Construction Materials Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Construction Materials Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA is a non-GAAP measure and we define it as net income before interest expense, income tax expense and depreciation, depletion and amortization, adjusted to exclude accretion, loss on debt financings, transaction costs, non-cash compensation and certain other non-cash and non-operating items. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Mr. Hill was our PEO in 2020 until September 2020. Ms. Noonan became our PEO in September 2020. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Brian J. Harris	Brian J. Harris	Brian J. Harris
Michael J. Brady	Karli S. Anderson	Karli S. Anderson
Anne Lee Benedict	Christopher B. Gaskill	Christopher B. Gaskill
	Deon MacMillan	Kekin Ghelani

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group TSR set forth in this table utilizes the S&P 500 Construction Materials Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Construction Materials Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Thomas W. Hill ($)	Exclusion of Stock Awards for Thomas W. Hill ($)	Inclusion of Equity Values for Thomas W Hill ($)	Compensation Actually Paid to Thomas W. Hill ($)
2020	8,262,897	(5,672,018)	2,269,672	4,860,551
Year	Summary Compensation Table Total for Anne P. Noonan ($)	Exclusion of Stock Awards for Anne P. Noonan ($)	Inclusion of Equity Values for Anne P. Noonan ($)	Compensation Actually Paid to Anne P. Noonan ($)
2022	5,138,466	(2,860,842)	(1,193,294)	1,084,330
2021	6,296,104	(3,906,392)	8,078,767	10,468,479
2020	3,977,720	(2,660,726)	2,775,823	4,092,817
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas W. Hill ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas W. Hill ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas W. Hill ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas W. Hill ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Thomas W. Hill ($)	Total— Inclusion of Equity Values for Thomas W. Hill ($)
2020	4,917,160	(2,240,702)	—	(406,786)	—	2,269,672
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Anne P. Noonan ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Anne P. Noonan ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Anne P. Noonan ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Anne P. Noonan ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Anne P. Noonan ($)	Total— Inclusion of Equity Values for Anne P. Noonan ($)
2022	2,734,275	(3,460,061)	—	(467,508)	—	(1,193,294)
2021	4,834,104	2,987,922	—	256,741	—	8,078,767
2020	2,775,823	—	—	—	—	2,775,823

Non-PEO NEO Average Total Compensation Amount			$ 1,500,850	$ 1,591,106	$ 2,025,478
Non-PEO NEO Average Compensation Actually Paid Amount			$ 797,066	2,819,082	1,527,032
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,500,850	(719,792)	16,008	797,066
2021	1,591,106	(763,654)	1,991,630	2,819,082
2020	2,025,478	(1,039,585)	541,139	1,527,032
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total— Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	693,027	(383,239)	—	(293,780)	—	16,008
2021	955,135	831,572	—	204,924	—	1,991,630
2020	1,108,020	(474,719)	—	(92,162)	—	541,139

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 500 Construction Materials Industry Index over the same period.

Tabular List [Table Text Block]
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked:
Adjusted EBITDA
ROIC
EBITDA Margin
Relative TSR
Recordable Incident Rate

Total Shareholder Return Amount			$ 121.11	168.37	84.23
Peer Group Total Shareholder Return Amount			124.69	153.55	103.6
Net Income (Loss)			$ 272,100,000	$ 154,300,000	$ 141,200,000
Company Selected Measure Amount			491.5	520.1	482.3
PEO Name	Ms. Noonan	Mr. Hill	Ms. Noonan	Ms. Noonan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. Adjusted EBITDA is a non-GAAP measure and we define it as net income before interest expense, income tax expense and depreciation, depletion and amortization, adjusted to exclude accretion, loss on debt financings, transaction costs, non-cash compensation and certain other non-cash and non-operating items. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			ROIC
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Relative TSR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			Recordable Incident Rate
Anne P. Noonan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,138,466	$ 6,296,104	$ 3,977,720
PEO Actually Paid Compensation Amount			1,084,330	10,468,479	4,092,817
Anne P. Noonan [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,860,842)	(3,906,392)	(2,660,726)
Anne P. Noonan [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,193,294)	8,078,767	2,775,823
Anne P. Noonan [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,193,294)	8,078,767	2,775,823
Anne P. Noonan [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,734,275	4,834,104	2,775,823
Anne P. Noonan [Member] | Change In Fair Value Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,460,061)	2,987,922
Anne P. Noonan [Member] | Change In Fair Value As Of Vesting Date Of Unvested Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(467,508)	256,741
Thomas W. Hill [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 8,262,897
PEO Actually Paid Compensation Amount		4,860,551
Thomas W. Hill [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,672,018)
Thomas W. Hill [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,269,672
Thomas W. Hill [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,269,672
Thomas W. Hill [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,917,160
Thomas W. Hill [Member] | Change In Fair Value Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,240,702)
Thomas W. Hill [Member] | Change In Fair Value As Of Vesting Date Of Unvested Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (406,786)
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(719,792)	(763,654)	(1,039,585)
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,008	1,991,630	541,139
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			16,008	1,991,630	541,139
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			693,027	955,135	1,108,020
Non-PEO NEO [Member] | Change In Fair Value Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(383,239)	831,572	(474,719)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Unvested Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (293,780)	$ 204,924	$ (92,162)